BANK INDEBTEDNESS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2025
Financial instruments [Abstract]
Disclosure of detailed information about borrowings

As at	March 31 2025	March 31 2024
Other facilities	$27,271	$4,060

As at	March 31 2025	March 31 2024
Credit Facility	$452,248	$703,972
Senior Notes	1,104,740	474,075
Other facilities	2,129	2,299
Issuance costs	(15,439)	(8,374)
	1,543,678	1,171,972
Less: current portion	219	176
	$1,543,459	$1,171,796

Disclosure of maturity analysis for non-derivative financial liabilities

Trade payables – aged by due date as at	March 31 2025	March 31 2024
1 – 30 days	$189,242	$179,521
31 – 60 days	35,959	27,514
61 – 90 days	21,209	7,732
Over 90 days	20,769	6,697
Total	$267,179	$221,464
Scheduled principal repayments and interest payments on long-term debt as at March 31, 2025 are as follows (variable interest repayments on the Credit Facility are not reflected in the table below as they fluctuate based on the amounts drawn):

	Principal	Interest
Less than one year	$219	$59,758
One - two years	437,156	59,741
Two - three years	15,887	59,723
Three - four years	503,924	59,704
Four - five years	365	38,911
Thereafter	601,566	96,151
	$1,559,117	$373,988